FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 30, 2017
FAIR VALUE MEASUREMENTS
Assets and liabilities carried at fair value, measured on a recurring basis

        The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 30, 2017:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Trading securities	$22.7	$17.7	$5.0	$–
Derivative assets	3.9	–	3.9	–
Bank drafts	18.4	18.4	–	–
Liabilities
Derivative liabilities	$6.2	$.1	$6.1	$–
Contingent consideration liabilities	45.0	–	–	45.0

        The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 31, 2016:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Trading securities	$18.1	$11.7	$6.4	$–
Derivative assets	5.2	.6	4.6	–
Bank drafts	14.3	14.3	–	–
Liabilities
Derivative liabilities	$7.8	$–	$7.8	$–